Shareholders' equity - Treasury shares (Details) € / shares in Units, € in Thousands		1 Months Ended					5 Months Ended
	May 20, 2021 EUR (€) tranche	Dec. 31, 2025 EUR (€) € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Oct. 31, 2025 EUR (€) € / shares shares	Sep. 30, 2025 EUR (€) € / shares shares	Aug. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Aug. 11, 2025 EUR (€)
Shareholders' equity
Number of shares repurchased | shares		5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Average weighted stock price per repurchased share | € / shares		€ 40.26	€ 41.1	€ 46.38	€ 42.45	€ 42.68	€ 41.44
Liability related to final true-up of share repurchases		€ 1,165					€ 1,165
Number of treasury shares held | shares		14,124,564					14,124,564
Share buy-back program
Shareholders' equity
Maximum purchase of treasury shares, as a percent to registered capital	10.00%
Maximum purchase of treasury shares, as value	€ 29,289
Share buy-back program value	€ 1,000,000
Share buy-back program, number of tranches | tranche	2
First tranche
Shareholders' equity
Number of shares repurchased | shares		5,607,549	4,164,232	788,260	1,479,790	2,084,733	14,124,564
Share buy-back program value			€ 240,485	€ 411,651	€ 448,210	€ 511,021
First tranche | Maximum
Shareholders' equity
Share buy-back program value								€ 600,000